Cover	Dec. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2024
Entity File Number	001-41546
Entity Registrant Name	Vitesse Energy, Inc.
Entity Central Index Key	0001944558
Entity Tax Identification Number	88-3617511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5619 DTC Parkway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	361-2500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false